PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 146,833	$ 146,035
Accumulated depreciation and amortization	(110,706)	(107,624)
Property and equipment, net	36,127	38,411
Depreciation expense	5,300	5,200	$ 5,100
Land and Land Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	17,083	17,478
Buildings [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	57,208	57,363
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 72,542	$ 71,194